Basis of preparation - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Basis Of Presentation [Abstract]
Group materiality	$ 425	$ 350	$ 350